Taxation (Tables)	12 Months Ended
Jun. 30, 2014
TAXATION [Abstract]
Schedule of components of income before income taxes

	For the Year Ended June 30,
	2012	2013	2014
	RMB	RMB	RMB
Income before income tax expenses
Income from China operations	202,271	239,408	247,420
Loss from non-China operations	(1,311)	(13,451)	(10,839)

Total income before income tax expenses	200,960	225,957	236,581

Schedule of composition of income tax expenses

	For the Year Ended June 30,
	2012	2013	2014
	RMB	RMB	RMB
Income tax expense applicable to China operations
Current income tax expenses	39,454	48,002	48,707
Deferred income tax(benefit)	(9,211)	(240)	(1,867)

Subtotal income tax expenses applicable to China operations	30,243	47,762	46,840
PRC withholding tax on undistributed earnings of PRC subsidiaries and VIEs	—	22,394	3,088

Total income tax expenses	30,243	70,156	49,928

Schedule of reconciliation of the differences between statutory tax rate and the effective tax rate

	For the Year Ended June 30,
	2012	2013	2014
PRC statutory tax rate	25.0%	25.0%	25.0%
Permanent book-tax differences
Non-deductible share-based compensation expenses	1.0%	0.6%	3.2%
Other non-deductible expenses	3.4%	2.8%	3.8%
Other permanent differences	0.2%	(1.3%)	(0.1%)
Changes in valuation allowance	(4.5%)	1.6%	(1.3%)
Tax effect of tax-exempt entity	0.2%	1.5%	1.1%
Effect of PRC withholding tax associated with dividends	0.0%	9.9%	1.3%
Effect of Beijing Wangpin’s HNTE tax holiday	(10.3%)	(9.1%)	(11.9%)

Effective tax rate	15.0%	31.0%	21.1%

Schedule of the effects of Beijing Wangpin's preferential tax rate to the Group

	For the Year Ended June 30,
	2012	2013	2014
	RMB	RMB	RMB
Preferential tax treatments impact to net income attributable to ordinary shareholders	20,676	20,574	28,136
Per share effect - basic	0.24	3.87	0.33
Per share effect - diluted	0.20	3.87	0.30

Schedule of deferred tax assets and liabilities

	As of June 30,
	2013	2014
	RMB	RMB
Deferred tax assets, current
Accruals and other liabilities	10,117	12,569
Tax loss carryforwards	—	—
Advertising expenses carryforwards	606	—

Total current deferred tax assets	10,723	12,569
Less: Valuation allowance	(1,008)	(1,076)

Total current deferred tax assets, net	9,715	11,493

Deferred tax assets, non-current
Intangible assets	130	153
Tax loss carryforwards	10,324	7,830
Advertising expenses carryforwards	22,697	21,981

Total non-current deferred tax assets	33,151	29,964
Less: valuation allowance	(33,021)	(29,811)

Total non-current deferred tax assets, net	130	153

	As of June 30,
	2013	2014
	RMB	RMB
Deferred tax liabilities, current
PRC withholding tax on undistributed earnings of PRC subsidiaries and VIEs	22,410	—

Total current deferred tax liabilities	22,410	—

Deferred tax liabilities, non-current
Intangible assets from business acquisitions	4,231	4,164
PRC withholding tax on undistributed earnings of PRC subsidiaries and VIEs	1,873	4,961

Total non-current deferred tax liabilities	6,104	9,125

Schedule of movement of valuation allowance

	For the Year Ended June 30,
	2012	2013	2014
	RMB	RMB	RMB
Balance at beginning of the year	(38,572)	(29,527)	(34,029)
Current period addition	(2,612)	(8,153)	(3,043)
Current period reversal	11,657	3,651	6,185

Balance at end of the year	(29,527)	(34,029)	(30,887)